Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating losses	$ 206,987	$ 198,090
Valuation allowance	(206,987)	(198,090)
Net deferred income tax assets